Vessel Revenues (Tables)	6 Months Ended
Jun. 30, 2021
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the voyage revenues earned by the Company from time charters, voyage charters and pool agreements for the six month periods ended June 30, 2020 and 2021, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss):

	Six months ended June 30,	Six months ended June 30,
	2020	2021
Time charter revenues	5,310,936	27,635,487
Voyage charter revenues	—	693,471
Pool revenues	—	433,678
Total Vessel revenues	$5,310,936	$28,762,636